Fair Value Information - Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at FVTPL derivative	$ 6		$ 0
Hedging financial liabilities	8	$ 0	0
Fair value on a recurring basis [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	912		687
Hedging financial assets			2
Financial assets at FVOCI	3,616		7,193
Hedging financial liabilities	8
Fair value on a recurring basis [Member] | Derivatives [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL			2
Fair value on a recurring basis [Member] | Listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	3		8
Financial assets at FVOCI	459		2,754
Fair value on a recurring basis [Member] | Non-listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	885		677
Financial assets at FVOCI	3,157		4,439
Fair value on a recurring basis [Member] | Limited Partnership [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	24
Fair value on a recurring basis [Member] | Level 1 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	3		8
Financial assets at FVOCI	459		2,754
Fair value on a recurring basis [Member] | Level 1 [Member] | Listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	3		8
Financial assets at FVOCI	459		2,754
Fair value on a recurring basis [Member] | Level 2 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL			2
Hedging financial assets			2
Hedging financial liabilities	8
Fair value on a recurring basis [Member] | Level 2 [Member] | Derivatives [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL			2
Fair value on a recurring basis [Member] | Level 3 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	909		677
Financial assets at FVOCI	3,157		4,439
Fair value on a recurring basis [Member] | Level 3 [Member] | Non-listed stocks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	885		677
Financial assets at FVOCI	3,157		4,439
Fair value on a recurring basis [Member] | Level 3 [Member] | Limited Partnership [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets at FVTPL	24
Fair value on a recurring basis [Member] | Derivatives [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at FVTPL derivative	6		0
Fair value on a recurring basis [Member] | Derivatives [Member] | Level 2 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities at FVTPL derivative	$ 6		$ 0